Financial Liabilities - Breakdown of Financial Liabilities (Details) - Telefonica, S.A. - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Total carrying amount	€ 52,364	€ 54,702
Total fair value	56,867	55,973
Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	59	71
Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	2,823	2,446
Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	961	870
Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,921	1,647
Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	49,482	52,185
Issues
Disclosure of financial liabilities [line items]
Total carrying amount	44,994	43,630
Total fair value	49,474	44,939
Issues | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	44,994	43,630
Loans and other payables
Disclosure of financial liabilities [line items]
Total carrying amount	4,488	8,555
Total fair value	4,511	8,517
Loans and other payables | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	4,488	8,555
Derivative instruments
Disclosure of financial liabilities [line items]
Total carrying amount	2,882	2,517
Total fair value	2,882	2,517
Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	59	71
Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	2,823	2,446
Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	961	870
Derivative instruments | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,921	1,647
Derivative instruments | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	€ 0	€ 0